Collection Period Ended 31-Aug-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
18,653,014.56 0.333894
0.00 1.000000
18,653,014.56
Interest & Principal
Payment
0.00
0.00
18,843,007.98
120,945.67
$18,963,953.65
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 28
Collection Period (from... to) 1-Aug-2012 31-Aug-2012
Determination Date 13-Sep-2012
Record Date 14-Sep-2012
Distribution Date 17-Sep-2012
Interest Period of the Class A-1 Notes (from... to) 15-Aug-2012 17-Sep-2012 Actual/360 Days 33
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Aug-2012 15-Sep-2012 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 220,000,000.00 0.00 0.00 0.000000
Class A-3 Notes 425,000,000.00 160,557,818.92 141,904,804.36 43.889446
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Total Note Balance
992,820,000.00
228,377,818.92
209,724,804.36
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
Adjusted Pool Balance 1,095,830,874.91 283,169,362.67 264,516,348.11
Yield Supplement Overcollateralization Amount 54,176,014.97 12,876,831.28 11,985,843.86
Pool Balance
1,150,006,889.88
296,046,193.95
276,502,191.97
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 54,791,543.75 20.71%
Current Overcollateralization Amount 54,791,543.75 20.71%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.309120% 0.00 0.000000 0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-3 Notes 1.420000% 189,993.42 0.447043 44.336489
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Total
$310,939.09
Available Funds
Distributions
Principal Collections 19,381,658.59 (1) Total Servicing Fee 246,705.16
Interest Collections 1,001,924.38 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 31,726.32 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries 134,358.50 (3) Interest Distributable Amount Class A Notes 310,939.09
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 111.14 (6) Regular Principal Distributable Amount 18,653,014.56
Available Collections
20,549,778.93 (7) Additional Servicing Fee and Transition Costs 0.00
Paid Shortfall
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
20,549,778.93
(9) Excess Collections to Certificateholders 1,339,120.12
Total Servicing Fee 246,705.16 246,705.16 0.00
Total Trustee Fee
Total Distribution
Distribution Detail
Due
Monthly Interest Distributable Amount 310,939.09 310,939.09 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 189,993.42 189,993.42 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 310,939.09 310,939.09 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Regular Principal Distributable Amount 18,653,014.56 18,653,014.56 0.00
18,653,014.56 18,653,014.56 0.00 Aggregate Principal Distributable Amount
20,549,778.93
0.00 0.00 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 14.08 minus Net Investment Earnings 14.08
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 14.08
Net Investment Earnings on the Collection Account 97.06
Investment Earnings for the Collection Period 111.14
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period 296,046,193.95 19,821
Principal Collections 12,389,896.12
Principal Collections attributable to Full Pay-offs 6,991,762.47
Principal Purchase Amounts 0.00
Principal Gross Losses 162,343.39
Pool Balance end of Collection Period 276,502,191.97 18,986
Pool Factor 24.04%
As of Cutoff Date Current
Weighted Average APR 4.06% 3.97%
Weighted Average Number of Remaining Payments 50.23 26.41
Weighted Average Seasoning (months) 11.89 38.97
Delinquency Profile *
Amount Number of Receivables Percentage Current
273,370,302.50 18,819 98.87%
31-60 Days Delinquent 2,276,544.29 118 0.82%
61-90 Days Delinquent 551,038.32 36 0.20%
91-120 Days Delinquent 304,306.86 13 0.11%
Total 276,502,191.97 18,986 100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 162,343.39
Principal Net Liquidation Proceeds 29,763.80
Principal Recoveries 131,856.05
Principal Net Losses 723.54
Cumulative Principal Net Losses 4,296,275.21
Cumulative Principal Net Losses as % of Cutoff Date Pool 0.374%